Long-term investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Equity investments accounted for using equity method
Equity Securities Without Readily Determinable Fair Value Annual Amount And Equity Method Investments [Line Items]
Equity method investments, beginning	¥ 38,472	$ 6,037	¥ 39,252
Additions	14,700	2,307
Share of results of equity investees	(287)	(45)	(780)
Equity method investments, end	52,885	$ 8,299	38,472	¥ 39,252
Investments under measurement alternative method
Equity Securities Without Readily Determinable Fair Value Annual Amount And Equity Method Investments [Line Items]
Carrying value of measurement alternative investments	10,000		10,000
Investment income in connection with the measurement alternative investments	0		0	0
Impairment charges in connection with the measurement alternative investments	¥ 0		¥ 0	¥ 0